Variable Interest Entities VIEs (Tables)	12 Months Ended
Dec. 31, 2014
Variable Interest Entities VIEs
Consolidated VIE assets and liabilities
December 31,	2014	2013
(Dollars in thousands)
Assets
Cash and cash equivalents	$2,588	$2,076
Other current assets	278	1,184
Licenses	312,977	310,475
Property, plant and equipment, net	10,671	18,600
Other assets and deferred charges	60,059	511
Total assets	$386,573	$332,846

Liabilities
Current liabilities	$110	$46
Deferred liabilities and credits	622	3,139
Total liabilities	$732	$3,185